UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 94.2%
	AUSTRALIA - 9.4%
13,790	BHP Billiton Ltd.	$500,529
645,137	CFS Retail Property Trust - REIT	1,097,271
32,774	Newcrest Mining Ltd.	969,871
22,355	Origin Energy Ltd.	312,267
14,280	Woolworths Ltd.	333,184
		3,213,122

	BERMUDA - 3.4%
40,546	Nordic American Tanker Shipping Ltd.	1,162,859
		1,162,859

	BRAZIL - 6.5%
63,111	Cia Energetica de Minas Gerais - ADR	959,287
29,600	Odontoprev S.A.	278,531
36,360	Vivo Participacoes S.A. - ADR	972,266
		2,210,084

	CANADA - 20.0%
18,120	ARC Energy Trust - UIT	351,278
98,140	CML Healthcare Income Fund - UIT	921,211
31,380	Crescent Point Energy Corp.	1,156,547
92,700	Ensign Energy Services, Inc.	1,142,463
17,125	Goldcorp, Inc.	670,273
19,150	Peyto Energy Trust - UIT	287,981
3,645	Potash Corp. of Saskatchewan, Inc.	382,251
169,480	Precision Drilling Corp. *	1,285,875
65,890	Yamana Gold, Inc.	620,684
		6,818,563

	CHINA - 7.2%
565,000	Ajisen China Holdings Ltd.	666,289
86,000	China Shenhua Energy Co., Ltd.	331,046
2,908,000	Li Heng Chemical Fibre Technologies Ltd.	459,788
1,018,000	Sichuan Expressway Co., Ltd.	602,871
655,000	Sound Global Ltd.	399,801
		2,459,795

1

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

Number
of Shares		Value
	FRANCE - 2.1%
29,125	Vivendi S.A.	$700,067
		700,067

	HONG KONG - 13.5%
83,000	Cheung Kong Infrastructure Holdings Ltd.	310,950
896,000	China Dongxiang Group Co.	507,551
285,000	China High Speed Transmission Equipment Group Co., Ltd.	651,638
18,500	China Mobile Ltd.	187,084
50,000	CLP Holdings Ltd.	369,166
700	Esprit Holdings Ltd.	4,393
46,800	Hong Kong Aircraft Engineering Co., Ltd.	629,623
123,000	Kingboard Chemical Holdings Ltd.	569,276
2,790,000	Shougang Concord International Enterprises Co., Ltd.	470,538
604,000	Skyworth Digital Holdings Ltd.	436,233
302,000	Texwinca Holdings Ltd.	309,096
13,000	VTech Holdings Ltd.	138,243
		4,583,791

	JAPAN - 4.3%
30,200	Asahi Breweries Ltd.	535,172
34,000	JGC Corp.	562,371
3,900	Nidec Corp.	366,098
		1,463,641

	LUXEMBOURG - 1.0%
11,075	ArcelorMittal	340,003
		340,003

	NETHERLANDS - 3.4%
41,765	Royal Dutch Shell PLC - A Shares	1,150,025
		1,150,025

	NEW ZEALAND - 1.6%
334,383	Kiwi Income Property Trust - REIT	230,514
138,048	The New Zealand Refining Co., Ltd.	302,528
		533,042

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

Number
of Shares		Value
	NORWAY - 7.5%
12,900	Fred Olsen Energy ASA	$379,646
19,236	Leroy Seafood Group ASA	394,190
65,720	Sparebank 1 SR Bank	532,211
39,210	Statoil ASA	792,532
12,410	Yara International ASA	467,766
		2,566,345

	SINGAPORE - 7.7%
219,000	Ascendas Real Estate Investment Trust - REIT	341,433
1,121,000	Midas Holdings Ltd.	779,045
396,000	Olam International Ltd.	818,326
199,000	StarHub Ltd.	345,374
74,000	Wilmar International Ltd.	340,668
		2,624,846

	SWITZERLAND - 4.5%
23,925	Nestle S.A.	1,182,814
1,635	Syngenta AG	360,996
		1,543,810

	THAILAND - 2.1%
1,900,000	Thai Beverage PCL	398,220
2,010,200	Thai Tap Water Supply PCL	306,435
		704,655

	TOTAL COMMON STOCKS
	(Cost $32,624,462)	32,074,648

Principal		Value
	SHORT-TERM INVESTMENTS - 5.7%
$1,953,449	UMB Money Market Fiduciary, 0.03%†	$1,953,449

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,953,449)	1,953,449

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010 (Unaudited)

Number
of Shares		Value
	WARRANTS - 0.0%
	Kingboard Chemical Holdings Ltd.
1,700	Exercise Price: 40 HKD, Expiration Date: 10/31/2012 *	$676

	TOTAL WARRANTS
	(Cost $0)	676

	TOTAL INVESTMENTS - 99.9%
	(Cost $34,577,911)	34,028,773
	Other Assets less Liabilities - 0.1%	1,808
	TOTAL NET ASSETS - 100.0%	$34,030,581

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
UIT - Unit Investment Trust
HKD - Hong Kong Dollar

See accompanying Notes to Schedule of Investments.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2010 (Unaudited)

Percent of
Industry	Net Assets
Consumer Discretionary	9.1%
Consumer Staples	11.7%
Energy	22.0%
Financials	6.5%
Health Care	3.5%
Industrials	14.0%
Information Technology	2.1%
Materials	14.0%
Telecommunication Services	4.4%
Utilities	6.9%
Total Long-Term Investments	94.2%

Short-Term Investments	5.7%
Warrants	-%
Total Investments	99.9%
Other Assets less Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EuroPac International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2010

Note 1 – Organization
EuroPac International Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on April 7, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

EuroPac International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2010 (Continued)

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Note 3 – Federal Income Taxes
At July 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$34,785,948

Gross unrealized appreciation	$989,602
Gross unrealized depreciation	(1,746,003)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$(756,401)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EuroPac International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2010 (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$3,083,417	$-	$-	$3,083,417
Consumer Staples	4,002,575	-	-	4,002,575
Energy	8,655,047	-	-	8,655,047
Financials	2,201,429	-	-	2,201,429
Health Care	1,199,742	-	-	1,199,742
Industrials	2,812,601	-	-	2,812,601
Information Technology	707,519	-	-	707,519
Materials	5,561,956	-	-	5,561,956
Telecommunication Services	1,504,724		-	1,504,724
Utilities	2,345,638	-	-	2,345,638
Short-Term Investments	1,953,449	-	-	1,953,449
Warrants	676	-	-	676
Total Investments, at Value	34,028,773		-	34,028,773

Other Financial Instruments*
Foreign Exchange Contracts
Unrealized depreciation	(131)			(131)
Total Assets	$34,028,642	$-	$-	$34,028,642

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Note 5 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

EuroPac International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2010 (Continued)

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

At July 31, 2010, the Fund had the following forward contracts outstanding:

					Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain/(Loss)
	Contract to Buy
August 4, 2010	75,247	CAD	73,325	USD	73,194	$(131)

Net unrealized loss on forward contracts						$(131)

For the period April 7, 2010 through July 31, 2010, the Fund entered into 162 forward contracts resulting in a realized loss of ($107,574).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	September 28, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	September 28, 2010

* Print the name and title of each signing officer under his or her signature.